SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Waddell & Reed Advisors Asset Strategy, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.


The following information supplements the disclosure regarding the fees for shareholder servicing under the section "Investment Management and Other Services--Payments by the Fund for Management, Accounting and Shareholder Services.":

     Effective December 1, 2001, the shareholder servicing fee for shareholder accounts will be amended as follows:

      . for Class A, Class B and Class C shares, an annual increase of $2.00 per active shareholder account, paid monthly.

     The shareholder servicing fees for Class Y shares will remain unchanged.


To be attached to the cover page of the Statement of Additional Information, dated October 29, 2001, of:

Waddell & Reed Advisors Asset Strategy, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



This Supplement is dated December 6, 2001.